Equity (Issuance Activity) (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Gross proceed received	$ 0	$ 14,752	$ 0
Common Stock
Class of Stock [Line Items]
Common shares issued (in shares)	0	243	0
Gross proceed received	$ 0	$ 15,522	$ 0
Commissions and other expenses	0	194	0
Net proceeds	$ 0	$ 15,328	$ 0